Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	48 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
C000227568_0_LG_BBIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227568_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value					$ 10,000
C000227568_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value				$ 10,268
C000227568_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value			$ 9,085
C000227568_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,977	$ 8,977
C000227568_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000227568_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.08%)
C000227568_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Education Income Fund
C000227568_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value					10,000
C000227568_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value				10,089
C000227568_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value			9,448
C000227568_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,575	$ 9,575
C000227568_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Education Income Composite Index℠
C000227568_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value					10,000
C000227568_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value				10,059
C000227568_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value			9,437
C000227568_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,515	$ 9,515
C000227568_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000227568_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value					$ 10,000
C000227568_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value				$ 10,055
C000227568_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value			$ 9,467
C000227568_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,580	$ 9,580
C000227568_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.83%
C000227568_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	0.66%
C000227568_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.48%
C000227568_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	0.38%
C000227568_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.67%
C000227568_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	0.63%